Pledged Assets And Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Assets Mortgaged Pledged Or Otherwise Subject To Lien [Table Text Block]

2014
(in millions)
Trading account securities	¥13,654,793
Investment securities	4,728,870
Loans	8,087,278
Other	84,291

Total	¥26,555,232

Pledged Assets Classified By Type Of Liabilities [Table Text Block]

2014
(in millions)
Deposits	¥552,503
Call money and funds purchased	708,086
Payables under repurchase agreements and securities lending transactions	15,436,764
Other short-term borrowings and long-term debt	9,657,563
Other	200,316

Total	¥26,555,232